Stockholders' Equity - Schedule of Outstanding Stock Warrants (Details) (10-K) - Warrant [Member] - $ / shares	3 Months Ended	12 Months Ended
	Aug. 31, 2020	May 31, 2020	May 31, 2019
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares stock warrants outstanding, Beginning balance	6,424,000	6,424,000	5,461,500
Number of shares stock warrants, Granted			962,500
Number of shares stock warrants outstanding, Ending balance	6,424.000	6,424,000	6,424,000
Warrants exercisable, Ending	6,424,000	6,424,000
Average exercise price stock warrants, Beginning balance	$ 10.38	$ 10.38	$ 11.50
Average exercise price stock warrants, Granted			4.00
Average exercise price stock warrants, Ending balance	$ 10.38	$ 10.38	$ 10.38
Stock warrants outstanding shares, Expiration Date		Nov 2023
Stock warrants granted shares, Expiration Date	May 2024	May 2024